Share-based payments - Restricted Stock Units (Details) € / shares in Units, € in Thousands						12 Months Ended
	Jun. 22, 2022	Mar. 01, 2022	Jan. 01, 2022	Jul. 01, 2021	Jun. 24, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 € / shares
Share-based payments
Vesting percentage		25.00%
Weighted average share price | € / shares								€ 46.72
Research and development expenses						€ (909)	€ (240)
Selling and distribution expenses						(199)	(82)
General and administrative expenses						(2,000)	(383)
Total						€ (3,108)	€ (705)
LTIP | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded	225,888
Restricted Stock Units
Share-based payments
Vesting period							3 years
Restricted Stock Units | LTIP
Share-based payments
Number of RSU's awarded				4,691
Vesting percentage						0.33%	0.33%
Restricted Stock Units | LTIP | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded					63,095
Restricted Stock Units | LTIP | Members of supervisory board
Share-based payments
Number of RSU's awarded					10,956
LTIP
Share-based payments
Vesting period			4 years
General and administrative expenses						€ 5,564	€ 12,472